F4 Interest-bearing liabilities	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
F4 Interest-bearing liabilities

Interest-bearing liabilities

As of December 31, 2023, the Company’s outstanding interest-bearing liabilities were SEK 46.9 (32.9) billion.

Interest-bearing liabilities (excluding lease obligations)

	2023	2022
Borrowings, current
Current part of non-current borrowings	8,995	2,865
Other borrowings, current	8,660	3,119
Total borrowings, current	17,655	5,984

Borrowings, non-current
Notes and bond loans	29,071	26,752
Other borrowings, non-current	147	194
Total borrowings, non-current	29,218	26,946
Total interest-bearing liabilities	46,873	32,930

Reconciliation of liabilities arising from financing activities
(including lease obligations)

	2023	2022
Opening balance	42,234	41,134

Cash flows
Proceeds from issuance of borrowings	19,728	10,755
Repayment of borrowings	–7,884	–16,029
Other financing activities	1,101	315
Lease payments	–2,857	–2,593
Non-cash changes
Effect of foreign exchange movement	–930	4,762
Revaluation due to changes in credit risk	667	–1,030
Other changes in fair value	1,131	–2,888
New lease contracts	1,547	1,986
Balances regarding acquired business	2	6,876
Other non-cash movements	–411	–1,054
Closing balance	54,328	42,234

Notes, bonds, bilateral loans, syndicated loans and commercial papers in the Parent Company

Issued-maturing	Nominal amount	Coupon	Currency	Maturity date	Carrying value 2023	Changes in fair value due to changes in credit risk 2023	Cumulative changes in fair value due to changes in credit risk 2023	Carrying value 2022
Notes and bond loans
2017–2024	500	1.875%	EUR	Mar 1, 2024	5,523	–33	13	5,392
2017–2025 1)	150	2.741%	USD	Dec 22, 2025	1,416	–3	27	1,422
2020–2030 1)	200	3.020%	USD	Dec 30, 2030	1,736	69	87	1,682
2021–2029	500	1.000%	EUR	May 26, 2029	4,701	160	–152	4,196
2022–2027	750	1.125%	EUR	Feb 8, 2027	7,714	205	–2	7,119
2023–2028	500	5.375%	EUR	May 29, 2028	5,798	141	141	–
Total notes and bond loans					26,888	539	114	19,811

Bilateral loans and syndicated loans
2017–2023 2)	220		USD	Jun 15, 2023	–	–6	–	2,292
2019–2024 3)	281		USD	July 31, 2024	2,829	7	11	2,925
2019–2025 2)	150		USD	Dec 18, 2025	1,509	9	8	1,555
2021–2028 3)	305		USD	Jun 21, 2028	2,976	107	–76	2,981
2023–2030 2)	107		USD	Dec 16, 2030	1,097	29	29	–
2023–2030 3)	273		USD	Dec 18, 2030	2,718	–18	–18	–
2023–2024 4)	200		USD	Aug 30, 2024	2,002	–	–	–
2023–2024 4)	200		USD	Feb 29, 2024	2,002	–	–	–
Total bilateral and syndicated loans					15,133	128	–46	9,753

Commercial papers
2023–2024 4) 5)	2,030		SEK	Feb-Mar 2024	2,014	–	–	–
Total commercial papers					2,014	–	–	–

1)	Private Placement, Swedish Export Credit Corporation (SEK).
2)	Nordic Investment Bank (NIB), R&D project financing.
3)	European Investment Bank (EIB), R&D project financing.
4)	Short-term borrowings are classified as amortized cost liabilities.
5)	Commercial papers with weighted average yield of 4.633%.

To secure long-term funding, the Company uses notes and bond programs together with bilateral research and development loans, as well as private placements. All outstanding notes and bond loans are issued by the Parent Company under its Euro Medium Term Note (EMTN) program. Bonds issued at a fixed interest rate are normally swapped to a floating interest rate using interest rate swaps under the Asset and liability management mandate described in note F1 “Financial risk management.” In addition to the long-term funding programs, the Company has a commercial paper program and a committed liquidity revolving credit facility to efficiently manage liquidity needs, further described in note F1 “Refinancing risk.” Total weighted average interest rate cost for parent company funding during the year was 5.15% (2.45%).
The global economy continues to face multiple challenges due to geopolitical uncertainty and the threat of economic downturn affecting all major economies. Central banks across the world have raised interest rates in response to inflation. The higher short-term interest rates increased interest payments on long-term borrowings as fixed coupons payments are normally swapped to floating rates. As all long-term borrowings are also denominated in either USD or Euro, interest payments and cost of borrowings in SEK have increased compared to prior years.